Royalties Paid - Summary of Royalties Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Royalty Payment [abstract]
Amount owing at beginning of the year	$ (13.9)	$ (12.5)	$ (16.3)
Royalties	(105.0)	(73.7)	(62.5)
Amount owing at end of the year	17.7	13.9	12.5
Translation	(1.3)	0.0	0.8
Total royalties paid	$ (102.5)	$ (72.3)	$ (65.5)